Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Demand non-interest bearing
Domestic	$ 4,744,299	$ 4,805,999
Foreign	1,101,756	1,032,527
Total demand non-interest bearing	5,846,055	5,838,526
Savings and interest-bearing demand
Domestic	3,448,717	3,555,279
Foreign	1,297,051	1,035,269
Total savings and interest-bearing demand	4,745,768	4,590,548
$100,000 or more
Time, certificate of deposit	1,544,692
Less than $100,000
Domestic	276,660	286,499
Foreign	246,832	241,387
Total time, certificates of deposit	2,068,184	2,188,803
Total deposits	12,660,007	12,617,877
Savings and interest-bearing demand
Domestic	9,196	3,268	$ 5,098
Foreign	3,490	842	1,260
Total savings and interest-bearing demand	12,686	4,110	6,358
$100,000 or more
Domestic	5,528	6,652	8,827
Foreign	3,867	3,452	7,536
Less than $100,000
Domestic	1,027	984	1,781
Foreign	735	567	1,086
Total time, certificates of deposit	11,157	11,655	19,230
Total interest expense on deposits	23,843	15,765	$ 25,588
Domestic
$100,000 or more
Time, certificate of deposit	652,073	794,757
Foreign
$100,000 or more
Time, certificate of deposit	$ 892,619	$ 866,160